Transactions with directors and key management (Details)	Dec. 31, 2020 GBP (£) director	Dec. 31, 2019 GBP (£)		Jan. 01, 2019 GBP (£) [1]
Transactions with directors and key management
Loans to customers - amortised cost	£ 360,544,000,000	£ 326,947,000,000	[1]	£ 305,089,000,000
Customer deposits	431,739,000,000	369,247,000,000	[1]	£ 360,914,000,000
key management personnel
Transactions with directors and key management
Loans to directors	£ 1,329,102
Number of directors with outstanding loans | director	5
Loans to customers - amortised cost	£ 5,165,000	1,662,000
Customer deposits	£ 45,747,000	£ 37,727,000

[1]	2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.